FAIR VALUE MEASUREMENT - Total return swap contracts (Details) - Total return swap contract - shares	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments
Units outstanding	5,695,000
Percent of stock units that were economically hedged	84.40%	89.50%